NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund
NVIT Bond Index Fund
NVIT Calvert Equity Fund (formerly, NVIT BNY
Mellon Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT Neuberger Berman Multi Cap Opportunities
 Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund (formerly,
NVIT Short Term Bond Fund)
NVIT Mid Cap Index Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth
Fund (formerly, NVIT AllianzGI International
Growth Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Supplement dated June 21, 2023
to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Government Money Market Fund

Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (“BNYMIA”), is the current subadviser to the NVIT Government Money Market Fund (the “Fund”), a series of Nationwide Variable Insurance Trust (the “Trust”). Dreyfus also is a division of Mellon Investments Corporation (“MIC”), which is affiliated with BNYMIA because MIC and BNYMIA are both indirect wholly-owned subsidiaries of The Bank of New York Mellon Corporation.  BNYMIA has informed the Trust that, in connection with an internal reorganization, Dreyfus will become a division of MIC only (the “Transition”). Upon the completion of the Transition, which is anticipated to occur on or about September 1, 2023, (the “Effective Date”) the Trust’s existing subadvisory agreement with BNYMIA, with respect to the Fund, will terminate and a new subadvisory agreement with MIC will become effective. It is currently anticipated that the Fund’s portfolio managers who are responsible for the day-to-day management of the Fund will remain the same following the Effective Date. It is also anticipated that there will be no material changes to the Fund’s investment objective or principal investment strategies, no reduction in the nature or level of services provided to the Fund, and no increase in the management fee payable by the Fund as a result of the engagement of MIC, through MIC’s Dreyfus division, to serve as the Fund’s subadviser.

As of the Effective Date, the SAI is amended as follows:

1.	All references to, and information regarding, BNY Mellon Investment Adviser, Inc. (“BNYMIA”) are deleted and replaced with Mellon Investments Corporation (“MIC”).

2.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 77 of the SAI:

Fund	Subadviser
NVIT Government Money Market Fund	Dreyfus, a division of Mellon Investments Corporation

3.	The following supplements the information under the heading “Investment Advisory and Other Services – Subadvisers” on page 78 of the SAI:
Dreyfus (“Dreyfus”), a division of Mellon Investments Corporation (“MIC”), a U.S.-registered investment adviser organized under the laws of the State of Delaware, is located at 201 Washington Street, Boston, MA 02108. MIC is a wholly owned subsidiary of MBC Investments Corporation, which in turn is a wholly owned subsidiary of The Bank of New York Mellon Corporation. Dreyfus offers money market funds and strategies to U.S. and non-U.S. investors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE